Provisions (Narrative) (Details) claims in Thousands, £ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2018 GBP (£)	Dec. 31, 2018 GBP (£) claims	Dec. 31, 2017 GBP (£) claims
Disclosure of other provisions [line items]
Provisions			£ 2,652	£ 3,884
Additions			3,094
Amounts utilised			£ 3,460
Customer initiated claims received and processed | claims	[1]		2,400
Payment protection insurance redress [member]
Disclosure of other provisions [line items]
Provisions			£ 888	£ 1,606
Additions		£ 400	400
Amounts utilised			£ 1,118
Customer initiated claims received and processed | claims			2,400	2,100
Payment protection insurance redress [member] | Cumulative provisions [Member]
Disclosure of other provisions [line items]
Provisions			£ 9,600	£ 9,200
Amounts utilised			8,700	7,600
Not later than one year [member]
Disclosure of other provisions [line items]
Expected reimbursement, other provisions			£ 2,144	£ 2,394

[1]

Total mis-selling claims received directly by Barclays Group, including those received via CMCs but excluding those for which no PPI policy exists and excluding responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a 50,000 increase or decrease in the number of customer initiated mis-selling policy claims would have on the provision level inclusive of operational processing costs